FINANCE LEASES - Narrative (Details)		1 Months Ended			12 Months Ended				39 Months Ended
	Jun. 30, 2025 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 vessel	Apr. 30, 2015 USD ($) vessel	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($) vessel	Jun. 30, 2025 USD ($)	Dec. 31, 2016 USD ($)
Lessee, Lease, Description [Line Items]
Number of vessels under finance lease | vessel			8		7	8		8
Lease term					10 years
Funding received to finance scrubber investment, per vessel		$ 2,500,000
Increase in daily time charter rate		$ 1,535
Daily charter rate, extension					$ 14,900
Finance lease ROU impairment					$ 70,009,000
Weighted average discount rate (percent)			6.30%		6.30%	6.30%
Weighted average lease term			8 years 7 months 6 days		7 years 7 months 6 days	8 years 7 months 6 days
Ship Finance International Ltd [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased beck, reclassified as finance lease | vessel			7
Number of vessels sold and leased back | vessel					1	1
Daily time charter rate					$ 19,135
Variable interest rate level					0.10%			0.10%
Purchase option net of sellers credit					$ 112,000,000
Charter term, extension					3 years
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Lessee, Lease, Description [Line Items]
Number of vessels sold and leased back | vessel				8	8	8		8
Daily time charter rate								$ 14,900
Daily operating expense rate					$ 7,000			$ 7,000
Profit share percentage (percent)					33.00%			33.00%
Base LIBOR rate (percent)					0.40%
Daily time charter rate, adjusted					$ 50			$ 50
Charter term, contractual					7 years			7 years
Daily time charter rate, adjusted					$ 25			$ 25
Charter term, contractual					3 years			3 years
Profit share					$ 37,900	$ 800,000	$ 200,000
Purchase option net of sellers credit				$ 112,000,000	$ 112,000,000			$ 112,000,000		$ 112,000,000
Purchase option timing from lease inception					10 years
Charter term, extension					3 years
Daily charter rate, extension				$ 14,900	$ 14,900			$ 14,900
Total minimum lease period					13 years
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Charter hire expenses [Member]
Lessee, Lease, Description [Line Items]
Finance leases average daily rate					$ 19,418
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Scenario, Forecast [Member]
Lessee, Lease, Description [Line Items]
Daily time charter rate	$ 14,900								$ 16,435